Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Commitments
Schedule of commitments relating to vessels under construction

As of
December 31,
2020
Not later than one year	466,930
Total	466,930

Schedule of future gross minimum lease payments in relation to non-cancellable time charter agreements

As of
December 31,
2020
Not later than one year	426,830
Later than one year and not later than two years	381,318
Later than two years and not later than three years	351,718
Later than three years and not later than four years	294,366
Later than four years and not later than five years	281,319
Later than five years	600,771
Total	2,336,322